Fair Value Measurements (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	$ 1,820,042
Balance at ending	3,771	$ 1,820,042
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	1,820,042
Balance at ending	3,771	1,820,042
Derivative liability - Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	894,280
Balance at ending	3,771	894,280
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	894,280	194,531
Additions to level 3 liabilities
Change in in fair value of level 3 liabilities	(890,509)	699,749
Transfer in and/or out of Level 3
Balance at ending	3,771	894,280
Derivative Liability Conversion Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	925,762
Balance at ending		925,762
Derivative Liability Conversion Option [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	925,762	188,030
Additions to level 3 liabilities
Change in in fair value of level 3 liabilities	(925,762)	737,732
Transfer in and/or out of Level 3
Balance at ending		$ 925,762